Leases - Summmary of Balance Sheet Information (Detail) - USD ($) $ in Thousands	Apr. 02, 2022	Jan. 01, 2022
Leases Right Of Use Assets [Abstract]
Operating lease assets	$ 40,902
Finance lease assets	616
Total leased assets	$ 41,518	$ 0
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Total leased assets
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Total leased assets
Leases Liability [Abstract]
Operating, current	$ 4,762	$ 0
Financing, current	147
Operating, noncurrent	38,241
Financing, noncurrent	470
Total lease liabilities	$ 43,620
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Other accrued liabilities
Finance Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Less current maturities
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Other Liabilities, Noncurrent
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Total long-term debt